Short-Term Investments - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended				1 Months Ended
	Apr. 09, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Nov. 04, 2010	Apr. 09, 2013 American Depositary Shares	Nov. 04, 2010 American Depositary Shares
Investment And Other Income [Line Items]
Interest income on fixed-rate time deposits and adjustable-rate investments		$ 758	$ 827	$ 1,849
Shares acquired during the period							714,285
Consideration for acquisition							5,000
Percentage of ownership interest					1.01%
Other-than-temporary impairment loss			14	4,343
Available for sale securities			643	657
Stock cancellation, cash right per share	$ 0.5125					$ 2.05
Number of shares in ADS	4
ADS cancellation fees and applicable withholding taxes						$ 0.05
Realized gain on investment		$ 821